DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination (Details)					6 Months Ended
	Jan. 13, 2022 USD ($) $ / shares shares	Jan. 11, 2022 USD ($) $ / shares shares	Dec. 30, 2021 USD ($) $ / shares shares	Jul. 19, 2021 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 13, 2021 USD ($) item	Dec. 31, 2020 $ / shares shares	Feb. 26, 2020 $ / shares
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Total common stock immediately after Closing					72,552,477	6,248,192
Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Aggregate proceeds agreed | $			$ 15,000,000.0
Backstop Purchasers | Exceeded Available Funds [Member]
Subsidiary Sale Of Stock [Line Items]
Number of shares agreed to purchase			744,217
Aggregate proceeds agreed | $			$ 7,442,170
Proceeds from sale of shares available funds | $			$ 15,000,000.0
Convertible promissory note
Subsidiary Sale Of Stock [Line Items]
Number of existing investors | item							2
Aggregate amount of note | $							$ 27,000,000.0
Interest rate (as a percent)							10.00%
Class A common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Total common stock immediately after Closing						0		0
Class B common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Total common stock immediately after Closing						6,900,000		6,900,000
Gelesis
Subsidiary Sale Of Stock [Line Items]
Implied equity value | $	$ 675,000,000			$ 675,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share				1
Shares issued (in shares)	54,814,847
Trading price for future vesting threshold of the first third | $ / shares				$ 12.50	$ 12.50
Trading price for future vesting threshold of the second third | $ / shares				15.00
Trading price for future vesting threshold of the third portion | $ / shares				$ 17.50
Number of trading days within specified period that share price must exceed				20 days	20 days
Consecutive trading days used to evaluate share price				30 days	30 days
Threshold period before share price condition commences				5 years	5 years
Number of restricted earn out shares entitled	23,482,845			23,483,250	23,482,845
Total common stock immediately after Closing	72,214,287
Common Stock subject to outstanding equity awards (shares)	13,486,708
Gelesis | Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)	2,727,967
Gelesis | PIPE Investors
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)	9,000,000
Gelesis | Class A common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	755,223
Shares issued (in shares)		26,844,777		9,000,000
Share price | $ / shares		$ 10.00		$ 10.00
Shares issued value | $		$ 268,646,943		$ 90,000,000
Gelesis | Class A common stock | Backstop Purchasers
Subsidiary Sale Of Stock [Line Items]
Shares issued (in shares)			1,983,750
Share price | $ / shares			$ 10.00
Number of shares agreed to purchase			1,500,000
Gelesis | Class B common stock
Subsidiary Sale Of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	4,916,250